RELATED PARTIES (Narrative) (Details) ₪ in Thousands, $ in Thousands, € in Millions, £ in Millions		1 Months Ended			12 Months Ended
	Jun. 01, 2015 ILS (₪)	Sep. 18, 2020 USD ($)	Feb. 29, 2020 USD ($)	Jun. 18, 2018 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2018 USD ($)	Jun. 18, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Revenue					$ 165,698	$ 50,463	$ 49,202
Trade receivables outstanding					38,537	3,724
Borrowings | €									€ 200.8
Credit facility					$ 209,287
Percentage of annual market interest rate					12.00%
Interest expense					$ 535	32	0
Interest expense on borrowings					7,800
Interest Expense Amortization On Loans					1,500	1,200	$ 1,400
Reserve with respect to funding transactions with related parties			$ 2,500
Prepaid outstanding loan amount					11,300
First Loan [Member]
Disclosure of transactions between related parties [line items]
Borrowings										$ 4,000
Borrowings interest rate		1.00%								5.00%
Maturity date		Jun. 15, 2023	Jun. 30, 2021					Aug. 31, 2020
Credit facility		$ 2,500
Percentage of annual market interest rate		12.00%
Reserve with respect to funding transactions with related parties		$ 1,900
First Loan [Member] | Discounted Cash Flow [member]
Disclosure of transactions between related parties [line items]
Interest expense on borrowings		$ 600
Secure guarantees and bonding facilities [Member]
Disclosure of transactions between related parties [line items]
Borrowings								$ 6,500
Borrowings interest rate								1.00%
Maturity date							Aug. 31, 2020
Other Loan [Member]
Disclosure of transactions between related parties [line items]
Maturity date			Jun. 15, 2023
United Kingdom, Pounds
Disclosure of transactions between related parties [line items]
Credit facility					0
Israel, New Shekels
Disclosure of transactions between related parties [line items]
Credit facility					0
Caesars [Member]
Disclosure of transactions between related parties [line items]
Repayments of loan					1,500
License Agreement [Member] | WHG (International) Ltd. [Member]
Disclosure of transactions between related parties [line items]
Completion period of IP Option				4 years
Revenue					14,300	7,900
Trade receivables outstanding					2,800	800
Liability with respect to IP Option											$ 3,450
License Agreement [Member] | WHG (International) Ltd. [Member] | United Kingdom, Pounds
Disclosure of transactions between related parties [line items]
Perpetual license payment | £				£ 15.0
Investment and Framework Shareholders' Agreement [Member] | Caesars [Member]
Disclosure of transactions between related parties [line items]
Borrowings										$ 2,000
Borrowings interest rate										1.00%
Maturity date							Aug. 31, 2020
Consultancy Agreement [Member]
Disclosure of transactions between related parties [line items]
Services expense					$ 240	$ 195	$ 158
Consultancy Agreement [Member] | Barak Matalon [Member]
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired	5.00%
Consultancy Agreement [Member] | Barak Matalon [Member] | Israel, New Shekels
Disclosure of transactions between related parties [line items]
Monthly payment for consultancy services | ₪	₪ 45,000